Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit expenses	¥ 13,278	¥ 10,613	¥ 29,936